Document and Entity Information	Mar. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000769397
Current Fiscal Year End Date	--01-31
Document Type	8-K
Document Period End Date	Mar. 17, 2020
Entity Registrant Name	Autodesk, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-14338
Entity Tax Identification Number	94-2819853
Entity Address, Address Line One	111 McInnis Parkway
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94903
City Area Code	(415)
Local Phone Number	507-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ADSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false